CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-In Capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 0	$ 690	$ 24,310	$ (3,588)	$ 21,412
Balance at the beginning (in shares) at Dec. 31, 2020	0	6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Excess cash over fair value for Private Placement Warrants			1,199,067	0	1,199,067
Accretion of Class A common stock to redemption value			(1,223,377)	(25,159,788)	(26,383,165)
Excess cash received over the fair value of the converted working capital loan			32,000	0	32,000
Net income			0	8,200,831	8,200,831
Balance at the end at Dec. 31, 2021		$ 690	32,000	(16,962,545)	(16,929,855)
Balance at the end (in shares) at Dec. 31, 2021		6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value			0	(2,487,272)	(2,487,272)
Net income			0	9,980,174	9,980,174
Balance at the end at Dec. 31, 2022		$ 690	$ 32,000	$ (9,469,643)	$ (9,436,953)
Balance at the end (in shares) at Dec. 31, 2022		6,900,000